Related party transactions (Details) - Schedule of balances with related parties - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Amounts due from related parties	¥ 7,934	¥ 9,662
Current
Amounts due to related parties	50,192	851
Zhongshi Culture [Member]
Current
Amounts due from related parties	508	530
Meifu English [Member]
Current
Amounts due from related parties	2,751	4,618
Current
Amounts due to related parties	4,012	12
Xiamen Siming Meten School [Member]
Current
Amounts due from related parties	246	401
Current
Amounts due to related parties		19
Chengdu School [Member]
Current
Amounts due from related parties	17	49
Current
Amounts due to related parties	9,354	54
Meten Talent Service [Member]
Current
Amounts due from related parties	458	3,979
Current
Amounts due to related parties	4,863
Shenzhen Meten Oversea [Member]
Current
Amounts due from related parties	3,264	56
Current
Amounts due to related parties	1,070	766
Shenzhen Shuangge [Member]
Current
Amounts due from related parties	289	29
Shenzhen Yilian Education [Member]
Current
Amounts due from related parties	401
Mr. Zhao Jishuang [Member]
Current
Amounts due to related parties	¥ 30,893